Equity Transactions	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Equity [Abstract]
Equity Transactions

Note 9 - Equity Transactions

For the consolidated statement of stockholders’ deficit as of January 1, 2019, the common stock, preferred stock and additional paid in capital reflect the accounting for the stock received by the RMS members as of the Merger as if it was received as of that date and the historical accumulated deficit of RMS. As of the closing of the Merger, before the contingent additional exchange shares impact from the sale of new securities, the stock received by RMS was 33,661 shares of Series C Preferred Stock, which was later converted into approximately 33,661,000 shares of common stock, with common stock par value of approximately $33,700 and additional paid-in capital of approximately $3,566,000. The historical accumulated deficit and non-controlling interest of RMS as of the closing was approximately $9,296,000 and $370,000, respectively.

Common Stock Issuance

On January 8, 2019, the Company entered into a securities purchase agreement (the “SPA”) with four purchasers (the “Purchasers”) pursuant to which the four Purchasers invested in the Company an aggregate amount of $2,000,000, with $1,800,000 in cash and $200,000 by cancellation of debt as explained below, in exchange for forty units (the “Units”), each consisting of a convertible note (the “Convertible Note”) with the principal amount of $50,000 and a warrant (the “Warrant”) to purchase common stock (the “common stock”) of the Company at a purchase price of $0.75 per share. For further discussion of the SPA, refer to Note 9 - “Equity Transactions” to the consolidated financial statements in the Company’s Annual Report on Form 10-K is incorporated by reference herein.

The Company entered into other SPA’s with additional purchasers, which brought the aggregate amount of capital raised in all these offerings to $7,000,000, as of April 5, 2019, excluding the shares issued for conversion of short-term debt, discussed below

As a result of the sales of new securities of at least $5,650,000, the Company issued an additional 17,264 Series C Preferred Stock to RMS members in accordance with the provisions of the APA in the first quarter of 2019. These shares automatically converted to 17,263,889 shares of common stock. All the Convertible Notes from the SPA, as well as the shares of Series C Preferred Stock issued to RMS members, were automatically converted into shares of common stock at closing on January 8, 2019.

In February 2019, 250,000 shares of common stock were issued pursuant to conversion of short-term debt and accrued interest.

In March 2019, the Company issued an aggregate of 130,085 shares of common stock at $0.40 per share for consulting fees in an amount equivalent to $52,033. In August 2019, the Company issued 150,000 shares of common stock to consultants in consideration of consulting services rendered to the Company. At the time of issuance, the fair market value of the shares was $0.29, and, as a result, $43,500 was expensed for the year ending December 31, 2019.

In February 2020, the Company issued LilyCon Investments $35,000 in shares of the Company’s common stock at a weighted average share price of $0.32 per share for a total of 109,375 shares per the terms of the consulting agreement executed in February 2019.

Series B Preferred Stock Preferences

Voting Rights

Holders of Series B Preferred Stock (“Series B Holders”) have the right to receive notice of any meeting of holders of common stock or Series B Preferred Stock and to vote upon any matter submitted to a vote of the holders of common stock or Series B Preferred Stock. Each Series B Holder shall vote on each matter submitted to them with the holders of common stock.

Liquidation

Upon the liquidation or dissolution of the business of the Company, whether voluntary or involuntary, each Series B Holder shall be entitled to receive, for each share thereof, out of assets of the Company legally available therefore, a preferential amount in cash equal to the stated value plus all accrued and unpaid dividends. All preferential amounts to be paid to the Series B Holders in connection with such liquidation, dissolution or winding up shall be paid before the payment or setting apart for payment of any amount for, or the distribution of any assets of the Company’s to the holders of the Company’s common stock but after the Series D Holders receive their respective liquidation value. The Company accrues these dividends as they are earned each period.

On January 8, 2019, the Company completed the issuance of Convertible Notes with a conversion price of $0.40. As a result, the exercise price on all of the warrants issued with the Series B Preferred Stock was adjusted downward to $0.36.

In the first quarter of 2019, the Company recognized a beneficial conversion feature related to the Series B Preferred Stock of approximately $33,000, which was credited to additional paid-in capital, and reduced the income available to common shareholders. Since the Series B Preferred Stock can immediately be converted by the holder, the beneficial conversion feature was immediately accreted and recognized as a deemed dividend to the preferred shareholders.

Series B preferred Stock Conversions and Repurchase

During the year ended December 31, 2019, 9,250 shares of Series B Preferred Stock, par value $0.001, and accrued dividends were assumed with the Merger and an aggregate of 2,650 shares of Series B Preferred Stock, and accrued dividends, were subsequently converted into an aggregate of 715,279 shares of the Company’s common stock.

Debt Conversion

Convertible Notes and Promissory Note to Related Party

The $750,000 convertible notes payable assumed in the Merger had a fair value of approximately $598,000 on the acquisition date. Subsequently, on February 6, 2019, $100,000 of the outstanding Convertible Notes was converted into an aggregate of 250,000 shares of common stock, eliminating $100,000 of the Company’s debt obligation. The debt was converted into shares of common stock at $0.40 per share, in accordance with the SPA.

Stock-Based Compensation Plan

The Company utilizes the Black-Scholes valuation method to recognize stock-based compensation expense over the vesting period. The expected life represents the period that the stock-based compensation awards are expected to be outstanding.

Stock Option Activity

For the three months ended March 31, 2020 and 2019, the Company recognized approximately $600 and $89,000, respectively, as compensation expense with respect to vested stock options. Since these stock options were assumed on January 8, 2019 as part of the Merger, there were no historical costs related to this prior to January 8, 2019. The expense for the three months ended March 31, 2019 is primarily related to an option to purchase 250,000 shares of the Company’s common stock that was issued to the Company’s CEO pursuant to his employment agreement. These options were immediately vested upon issuance.

As of March 31,2020, all outstanding stock options were fully vested, and related compensation expense recognized.

The following is a summary of stock option activity for the quarters ending March 31, 2019 and March 31, 2020:

	Shares	Weighted Average Exercise Price	Weighted Average Remaining Term (Years)
Outstanding at December 31, 2018	—	—	—
Assumed with the RMS merger transaction	557,282	$2.78	6.99
Granted	250,000	0.40	—
Expired	(80,725)	1.52	—
Outstanding at March 31, 2019	726,557	$1.95	7.74
Exercisable at March 31, 2019	695,418	$1.96	7.74

Outstanding at December 31, 2019	425,000	$1.38	7.71
Granted	—	—	—
Expired	—	—	—
Outstanding and exercisable at March 31, 2020	425,000	$1.38	7.46

Non-Controlling Interest

For the three months ended March 31, 2020 and 2019, the Company consolidated the results for LI Dallas, LI Nashville, LI Pittsburgh and LI Scottsdale as VIEs. The Company owns no portion of any of these four entities which own their respective clinics; however, the Company maintains control through their management role for each of the clinics, in accordance with each clinic’s respective management agreement. Based on these agreements, the Company (RMS and RMS Management and now H-CYTE) has the responsibility to run and make decisions on behalf of the clinics, except for medical procedures. Beginning in January 2018, the Company adopted the policy for all of the VIEs that the management fee charged by the Company would equal the amount of net income from each VIE on a monthly basis, bringing the amount of the net income each month for each VIE to a net of zero. Due to this change in policy, there was no change in the non-controlling interest for the three months ended March 31, 2020 or 2019 related to the net income as it was $0 each month through the management fee charged by the Company.

Net Loss Per Share

Basic loss per share is computed on the basis of the weighted average number of shares outstanding for the reporting period. Diluted loss per share is computed on the basis of the weighted average number of common shares plus dilutive potential common shares outstanding using the treasury stock method. Any potentially dilutive securities are antidilutive due to the Company’s net losses.

For the periods presented, there is no difference between the basic and diluted net loss per share: 45,319,643 warrants and 425,000 common stock options outstanding were considered anti-dilutive and excluded for the three months ended March 31, 2020. At March 31, 2020, the only potentially dilutive shares would be from the conversion of the convertible debt and the conversion of preferred stock, Series B and Series D totaling 38,308,600 of common stock to be issued upon conversion of all these securities. There were no option or warrant exercises that would have been potentially dilutive.

Note 9 - Equity Transactions

For the consolidated statement of stockholders’ deficit as of December 31, 2018, the common stock, preferred stock and additional paid in capital reflect the accounting for the stock received by the RMS members as of the Merger as if it was received as of the beginning of the periods presented and the historical accumulated deficit of RMS. As of the closing of the Merger, before the contingent additional exchange shares impact from the sale of new securities, the stock received by RMS was 33,661 shares of Series C Preferred Stock, which was later converted into approximately 33,661,000 shares of common stock, with common stock par value of approximately $33,700 and additional paid-in capital of approximately $3,566,000. The historical accumulated deficit and non-controlling interest of RMS as of the closing was approximately $9,296,000 and $370,000, respectively.

Common Stock Issuance

On January 8, 2019, the Company entered into a securities purchase agreement (the “SPA”) with four purchasers (the “Purchasers”) pursuant to which the four Purchasers invested in the Company an aggregate amount of $2,000,000, with $1,800,000 in cash and $200,000 by cancellation of debt as explained below, in exchange for forty (40) units (the “Units”), each consisting of a convertible note (the “Convertible Note”) with the principal amount of $50,000 and a warrant (the “Warrant”) to purchase common stock (the “common stock”) of the Company at a purchase price of $0.75 per share. Pursuant to this SPA, the Company initially offered a minimum of $1,000,000 and a maximum of $6,000,000 of Units, and subsequently increased the maximum amount to $8,000,000 (the “Maximum Amount”) of Units at a price of $50,000 per Unit until the earlier of (i) the closing of the subscription of the Maximum Amount and (ii) March 31, 2019 (the “Termination Date”), subject to the Company’s earlier termination at its discretion. The SPA includes the customary representations and warranties from the Company and purchasers. Mr. Gorlin, the Company’s former Chairman of the Board, converted a $200,000 promissory note owed to him by the Company in exchange for four (4) Units on the same terms as all other Purchasers. Mr. Gorlin subsequently converted the promissory note underlying the Units into an aggregate of 500,000 shares of common stock, eliminating the Company’s debt obligation.

Each Convertible Note had an interest rate of 12% per annum, a principal amount of $50,000 maturity date of January 8, 2020, and are convertible into shares of common stock at a price of $0.40 subject to adjustment as provided for in the Convertible Note. Pursuant to the terms of the Convertible Note, each holder of the Convertible Note shall not own more than 4.99% of the number of shares of common stock outstanding immediately after giving effect to the issuance of common stock issuable upon exercise of such Convertible Note. If defaulted, the penalty interest rate of the Convertible Note shall rise to 18% per annum. In addition, each Warrant is exercisable at a price of $0.75 per share (the “Exercise Price”), subject to adjustments stated therein. The holder of each Warrant may purchase the number of shares of common stock equal to the number of shares of common stock issuable upon conversion of each Convertible Note while the Warrant is exercisable. The Warrants have a term of three years and shall be exercised in cash or on a cashless basis as described in the Warrant agreement. All Convertible Notes were converted into an aggregate of 18,000,000 shares of common stock upon closing. 17,500,000 of these shares were issued for cash and 500,000 shares were issued for conversion of short-term debt. The issuance costs for this private placement were approximately $133,000. Additionally, in July 2019, the Company raised $100,000 by selling 200,000 shares of common stock at $0.50 per share in a separate private placement. The Company also issued the investors 100,000 warrants with an exercise price of $1.00 per share. For the year ended December 31, 2019, the Company sold a total of 17,700,000 shares of common stock through private placements for cash and another 500,000 shares for conversion of short-term debt.

As reported on Form 8-K filings on January 25, 2019, February 8, 2019, March 15, 2019 and April 5, 2019, the Company entered into other SPA’s with additional purchasers, which brought the aggregate amount of capital raised in all these offerings to $7,000,000, as of that latest date, excluding the shares issued for conversion of short-term debt, discussed below. In July 2019, the Company raised $100,000 by selling 200,000 shares of common stock at $0.50 per share in a separate private placement which brought the total of raised from all these offerings to $7,100,000.

As a result of the sales of new securities of at least $5,650,000, the Company issued an additional 17,264 Series C Preferred Stock to RMS members in accordance with the provisions of the APA. These shares automatically converted to 17,263,889 shares of common stock.

All the Convertible Notes from the SPA, as well as the shares of Series C Preferred Stock issued to RMS members, were automatically converted into shares of common stock at closing.

In February 2019, 250,000 shares of common stock were issued pursuant to conversion of short-term debt and accrued interest.

In March 2019, the Company issued an aggregate of 130,085 shares of common stock at $0.40 per share for consulting fees in an amount equivalent to $52,033. In August 2019, the Company issued 150,000 shares of common stock to consultants in consideration of consulting services rendered to the Company. At the time of issuance, the fair market value of the shares was $0.29, and, as a result, $43,500 was expensed for the year ending December 31, 2019.

On April 25, 2019, the Company issued 4,225,634 shares of common stock valued at $0.40 per share to Mr. William E. Horne, the Company’s CEO, in a restricted stock award which was 100% vested when issued. The Company recognized approximately $1,690,000 of compensation expense during the year ended December 31, 2019 related to the restricted stock award. This restricted stock award was issued pursuant to his employment agreement with the Company, which stated that this restricted stock award (as well as the incentive stock options issued in the quarter ended March 31, 2019) would be fully vested if not issued within fifteen days of the Merger. Neither award was issued within that time frame and both awards became fully vested when issued. The aggregate number of shares of common stock from these two awards is 4,475,634 and was calculated based on 7% of the Company’s issued and outstanding common stock as of the closing of the Merger.

During the year ended December 31, 2019, 715,279 shares were issued pursuant to conversions of 2,650 shares of Series B Convertible Preferred Stock and 50,367 shares for accrued dividends thereunder.

In conjunction with the Series D Preferred financing (See Note 14), the Company offered the Series B warrant holders the option to exchange their warrants on the basis of 1 warrant for 0.40 common shares. Warrant holders chose to exchange 1,007,813 warrants with a fair value of approximately $75,000 for 403,125 shares of common stock. The Series B Warrants were adjusted to fair value on the date of the exchange with the change in fair value being recorded in earnings. The fair value of the common stock issued was $73,000 which approximated the fair value of the Series B Warrants exchanged.

Series B Preferred Stock Preferences

Voting Rights

Holders of Series B Preferred Stock (“Series B Holders”) have the right to receive notice of any meeting of holders of common stock or Series B Preferred Stock and to vote upon any matter submitted to a vote of the holders of common stock or Series B Preferred Stock. Each Series B Holder shall vote on each matter submitted to them with the holders of common stock.

Liquidation

Upon the liquidation or dissolution of the business of the Company, whether voluntary or involuntary, each Series B Holder shall be entitled to receive, for each share thereof, out of assets of the Company legally available therefore, a preferential amount in cash equal to the stated value plus all accrued and unpaid dividends. All preferential amounts to be paid to the Series B Holders in connection with such liquidation, dissolution or winding up shall be paid before the payment or setting apart for payment of any amount for, or the distribution of any assets of the Company’s to the holders of the Company’s common stock but after the Series D Holders receive their respective liquidation value. The Company accrues these dividends as they are earned each period.

On January 8, 2019, the Company completed the issuance of Convertible Notes with a conversion price of $0.40. As a result, the exercise price on all of the warrants issued with the Series B Preferred Stock was adjusted downward to 90% of that conversion price, or $0.36.

The Company recognized a beneficial conversion feature related to the Series B Preferred Stock of approximately $33,000, which was credited to additional paid-in capital, and reduced the income available to common shareholders. Since the Series B Preferred Stock can immediately be converted by the holder, the beneficial conversion feature was immediately accreted and recognized as a deemed dividend to the preferred shareholders.

Series B preferred Stock Conversions and Repurchase

During the year ended December 31, 2019, 9,250 shares of Series B Preferred Stock, par value $0.001, and accrued dividends were assumed with the Merger and an aggregate of 2,650 shares of Series B Preferred Stock, and accrued dividends, were subsequently converted into an aggregate of 715,279 shares of the Company’s common stock. The Company also repurchased 500 shares of Series B Preferred Stock for $50,000 plus accrued dividends.

Debt Conversion

Convertible Notes and Promissory Note to Related Party

The $750,000 convertible notes payable assumed in the Merger had a fair value of approximately $598,000 on the acquisition date. Subsequently, on February 6, 2019, $100,000 of the outstanding Convertible Notes was converted into an aggregate of 250,000 shares of common stock, eliminating $100,000 of the Company’s debt obligation. The debt was converted into shares of common stock at $0.40 per share, in accordance with the SPA.

Stock-Based Compensation Plan

The Company utilizes the Black-Scholes valuation method to recognize stock-based compensation expense over the vesting period. The expected life represents the period that the stock-based compensation awards are expected to be outstanding.

Including the expense of approximately $1,690,000 related to the restricted stock award to the Company’s CEO and approximately $95,000 of compensation expense with respect to vested stock options, total stock-based compensation expense for the year ended December 31, 2019 was approximately $1,785,000. The recognition of the $1,690,000 in compensation expense was the result of the stock award being 100% vested upon issuance. This restricted stock award was issued pursuant to his employment agreement with the Company, which stated that this grant would be fully vested if not issued within fifteen days of the reverse merger transaction. The restricted stock award was not issued within that time frame and was fully vested when issued.

Stock Option Activity

For the year ended December 31, 2019, the Company recognized approximately $95,000, as compensation expense with respect to vested stock options. Since these stock options were assumed on January 8, 2019 as part of the Merger, there were no historical costs related to this prior to January 8, 2019. The expense for the year ended December 31, 2019 is primarily related to an option to purchase 250,000 shares of the Company’s common stock that was issued to the Company’s CEO pursuant to his employment agreement. These options were immediately vested upon issuance.

As of December 31, 2019, there were 3,750 shares of unvested stock options and unrecognized compensation expense totaled approximately $600. The remaining expense will be recognized as an expense on a straight-line basis over the remaining weighted average service period which is approximately 6.28 years.

The following is a summary of stock option activity for the year ending December 31, 2019:

	Shares	Weighted Average Exercise Price	Weighted Average Remaining Term (Years)
Outstanding at December 31, 2018	—	$—	—

Assumed with the Merger	557,282	$2.78	6.99
Other activity since January 8, 2019:
Granted	250,000	$0.40	9.02
Cancelled	(382,282)	$2.86	—
Outstanding at December 31, 2019	425,000	$1.38	7.71
Exercisable at December 31, 2019	421,250	$1.38	7.71

Non-Controlling Interest

For the year-ended December 31, 2019 and 2018, the Company consolidated the results for LI Dallas, LI Nashville, LI Pittsburgh and LI Scottsdale as VIEs. The Company owns no portion of any of these four entities which entities own their respective clinics; however, the Company maintains control through their management role for each of the clinics, in accordance with each clinic’s respective management agreement. Based on these agreements, the Company (RMS and RMS Management and now H-CYTE) has the responsibility to run and make decisions on behalf of the clinics, except for medical procedures. Beginning in January 2018, the Company adopted the policy for all of the VIEs that the management fee charged by the Company would equal the amount of net income from each VIE on a monthly basis, bringing the amount of the net income each month for each VIE to a net of zero. Due to this change in policy, there was no change in the non-controlling interest for the years ended December 31, 2018 or 2019 related to the net income as it was $0 each month through the management fee charged by the Company. The only change in the non- controlling interest balance in 2018 was related to the acquisition of 100% interest of State in 2018; there was no change in non-controlling interest in 2019.